Selected Financial Data	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Selected Financial Data

NOTE 27. SELECTED FINANCIAL DATA

The following table presents selected financial data for the most recent eight quarters.

	2013				2012
(dollars in thousands, except per share data) (unaudited)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
SUMMARY OF OPERATIONS
Interest income	$38,779	$38,581	$38,553	$37,843	$38,920	$38,820	$39,370	$39,140
Interest expense	3,125	3,307	3,957	4,174	4,629	5,025	5,551	5,819
Provision for loan losses	1,562	3,419	1,023	2,307	4,215	2,305	7,023	9,272

Net interest income after provision for loan losses	34,092	31,855	33,573	31,362	30,076	31,490	26,796	24,049
Security gains, net	—	3	—	2	—	2,170	6	840
Noninterest income	11,312	12,539	12,867	14,804	11,565	12,576	12,525	12,229
Noninterest expense	29,447	27,943	28,386	31,616	29,717	31,018	29,344	32,783

Income before taxes	15,957	16,454	18,054	14,552	11,924	15,218	9,983	4,335
Provision for income taxes	4,098	4,207	3,951	2,222	2,400	2,623	1,383	855

Net Income Available to Common Shareholders	$11,859	$12,247	$14,103	$12,330	$9,524	$12,595	$8,600	$3,480

Per Share Data
Common earnings per share—diluted	$0.40	$0.41	$0.47	$0.41	$0.32	$0.43	$0.30	$0.12
Dividends declared per common share	0.16	0.15	0.15	0.15	0.15	0.15	0.15	0.15
Common book value	19.21	18.68	18.39	18.32	18.08	17.97	17.65	17.47